Derivative Financial Instruments - Schedule of Level 3 Significant Unobservable Inputs Used in Fair Value Measurements (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Sensitivity of the input to fair value	10bps (2018 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$24 (December 31, 2018 - R$3)
Discounted cash flow [member] | Long term growth rate [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation technique	Discounted cash flow method
Significant unobservable inputs	Long-term growth rate for cash flows for subsequent years
Interest rate, significant unobservable inputs, assets	0.025	0.019
Discounted cash flow [member] | Unlisted Equity Investments At Cost [member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs	Cost of equity
Interest rate, significant unobservable inputs, assets	0.136	0.122
Sensitivity of the input to fair value	50bps increase in cost of equity would result in a reduction in the fair value of R$18 (December 31, 2018 - R$23). 50bps reduction in cost of equity would result in an increase in the fair value of R$20 (December 31, 2018 - R$25).